Operating Lease (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease [Abstract]
Schedule of Right-of-Use Assets and Lease Liabilities

The following table summarizes the classification of right-of-use assets and lease liabilities in the Group’s consolidated balance sheets:

	As of December 31,
	2023 (RMB)	2024 (RMB)
Cost	-	2,813
Accumulated depreciation and impairment	-	(217)
Right of use assets, net	-	2,596

Schedule of Lease Liabilities	Lease liabilities consist of the following:
	As of December 31,
	2023 (RMB)	2024 (RMB)
Current
Lease liabilities	-	457
Non-current
Lease liabilities	-	2,226
Total lease liabilities	-	2,683

Schedule of Undiscounted Lease Payments to be Received	Undiscounted lease payments to be received:
	Amount
For the Year Ended December 31, 2024
Within 1 year	-	551
2 years	-	588
3 years	-	682
4 years	-	722
5 years	-	395
Total lease payments	-	2,938